Summary of significant accounting policies- Consolidation (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)
Consolidated VIEs and their subsidiaries
Accounts receivable, net of allowance	¥ 32,813		¥ 27,076
Total assets	1,695,553		1,690,218		$ 267,467
Accrued expenses, accounts payable and other liabilities	271,460		261,140		42,822
Deferred revenue and customer advances	70,473		65,647
Total liabilities	613,360		606,584		$ 96,755
Revenue	853,062	$ 134,567	717,289	¥ 509,711
Net (loss) income	47,079	7,427	143,284	140,350
Net cash (used in) provided by operating activities	142,759	22,520	231,786	180,607
Net cash used in investing activities	(198,592)	(31,327)	(244,194)	(108,072)
Net cash provided by (used in) financing activities	(64,449)	$ (10,167)	30,082	70,853
Assets, except for registered capital and PRC statutory reserves of VIEs, that can only be used to settle obligations of the respective VIEs	0
Consolidated VIEs and their subsidiaries
Consolidated VIEs and their subsidiaries
Cash and cash equivalents and short-term investments	15,943		17,295
Investments in equity method investees and equity securities and other investments	37,647		44,125
Accounts receivable, net of allowance	22,003		18,259
Amounts due from non-VIE subsidiaries of the Company	28,377		19,838
Property and equipment, net and intangible assets, net	8,608		7,354
Others	25,927		18,726
Total assets	138,505		125,597
Amounts due to non-VIE subsidiaries of the Company	89,271		94,779
Accrued expenses, accounts payable and other liabilities	38,826		30,684
Deferred revenue and customer advances	13,570		13,103
Total liabilities	141,667		138,566
Revenue	111,498		93,029	81,742
Net (loss) income	5,944		2,557	(1,757)
Net cash (used in) provided by operating activities	19,932		329	(253)
Net cash used in investing activities	(16,710)		(18,445)	(7,289)
Net cash provided by (used in) financing activities	¥ (9,904)		¥ 14,463	¥ 9,887